Segment Information - Schedule of Reportable Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 26, 2025
Schedule of Reportable Segments [Line Items]
Sales	$ 1,261,578	$ 1,172,601	$ 3,637,923	$ 3,314,663	$ 4,597,730	$ 4,135,561
Cost of sales	(1,085,953)	(883,143)	(2,507,991)	(2,679,821)	(3,496,817)	(2,732,525)
Operating expenses	(2,313,120)	(2,133,782)	(7,256,400)	(6,796,982)	(9,297,264)	(9,829,998)
Other income (expense)					527,901	492,440
(Loss) income before income taxes	(2,120,930)	(1,722,866)	(6,373,822)	(5,737,879)	(7,668,450)	(7,934,522)
Unrestricted cash					6,571,610	8,912,517	$ 4,750,000
Reportable Subsegments [Member]
Schedule of Reportable Segments [Line Items]
Sales	1,261,578	1,172,601	3,637,923	3,314,663
Cost of sales	$ (1,085,953)	$ (883,143)	$ (2,507,991)	$ (2,679,821)
InMed Pharma [Member] | Reportable Subsegments [Member]
Schedule of Reportable Segments [Line Items]
Sales
Cost of sales
Operating expenses					(8,400,411)	(8,824,275)
Other income (expense)					532,782	490,753
(Loss) income before income taxes					(7,867,629)	(8,333,522)
Unrestricted cash					5,669,113	8,036,714
BayMedica Commercial [Member] | Reportable Subsegments [Member]
Schedule of Reportable Segments [Line Items]
Sales					4,597,730	4,135,561
Cost of sales					(3,496,817)	(2,732,525)
Operating expenses					(896,853)	(1,005,723)
Other income (expense)					(4,881)	1,687
(Loss) income before income taxes					199,179	399,000
Unrestricted cash					$ 902,497	$ 875,803